Pioneer Floating Rate Fund

Schedule of Investments | January 31, 2020

Ticker Symbols:
Class A Class C Class Y	FLARX FLRCX FLYRX

Schedule of Investments | 1/31/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 103.0%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 88.0% of Net Assets*(a)
	Aerospace & Defense - 2.9%
1,944,940	Air Canada Replacement Term Loan, 3.408% (LIBOR + 175 bps), 10/6/23	$1,953,450
485,000	American Airlines, Inc., 2017 Class B Term Loan, 3.649% (LIBOR + 200 bps), 4/28/23	485,515
854,371	American Airlines, Inc., 2017 Class B Term Loan, 3.676% (LIBOR + 200 bps), 12/14/23	855,279
2,851,421	American Airlines, Inc., 2018 Replacement Term Loan, 3.411% (LIBOR + 175 bps), 6/27/25	2,831,150
1,496,250	Jazz Acquisition, Inc., First Lien Initial Term Loan, 6.19% (LIBOR + 425 bps), 6/19/26	1,492,509
652,886	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 3.895% (LIBOR + 225 bps), 5/17/24	634,932
1,706,250	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.9% (LIBOR + 525 bps), 4/29/24	1,698,785
1,638,055	United AirLines, Inc., Refinanced Term Loan, 3.395% (LIBOR + 175 bps), 4/1/24	1,644,599
2,320,625	WP CPP Holdings LLC, First Lien Initial Term Loan, 5.53% (LIBOR + 375 bps), 4/30/25	2,272,279
	Total Aerospace & Defense	$13,868,498
	Automobile - 4.2%
1,115,101	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.92% (LIBOR + 225 bps), 4/6/24	$1,116,582
903,829	Commercial Vehicle Group, Inc., (CVG) Initial Term Loan, 7.645% (LIBOR + 600 bps), 4/12/23	908,348
1,508,853	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 3.65% (LIBOR + 200 bps), 11/2/23	1,451,516
876,434	CWGS Group LLC, (aka Camping World, Inc.), Term Loan, 4.484% (LIBOR + 275 bps), 11/8/23	835,899
1,162,754	Dana, Inc., 2018 New Term Loan B Advance, 3.9% (LIBOR + 225 bps), 2/27/26	1,168,930
3,325,000	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.66% (LIBOR + 200 bps), 3/3/25	3,327,078
508,550	KAR Auction Services, Inc., Tranche B-6 Term Loan, 3.938% (LIBOR + 225 bps), 9/19/26	513,397
2,868,232	Navistar, Inc., Tranche B Term Loan, 5.17% (LIBOR + 350 bps), 11/6/24	2,879,865
1,475,593	Superior Industries International, Inc., Replacement Term Loan, 5.645% (LIBOR + 400 bps), 5/22/24	1,457,148
2,579,524	Thor Industries, Inc., Initial USD Term Loan, 5.438% (LIBOR + 375 bps), 2/1/26	2,591,325
2,377,581	TI Group Automotive Systems LLC, Initial US Term Loan, 4.145% (LIBOR + 250 bps), 6/30/22	2,386,991
1,807,917	Visteon Corp., New Term Loan, 3.438% (LIBOR + 175 bps), 3/25/24	1,819,216
	Total Automobile	$20,456,295
	Banking - 0.8%
997,500	Azalea TopCo, Inc., First Lien Initial Term Loan, 5.145% (LIBOR + 350 bps), 7/24/26	$1,001,708
1,643,246	EWT Holdings III Corp. (fka WTG Holdings III Corp.), Refinancing 2017-2 First Lien Term Loan, 4.645% (LIBOR + 300 bps), 12/20/24	1,653,260
1,300,000(b)	Nouryon Finance B.V. (aka AkzoNobel), Initial Dollar Term Loan (LIBOR + 325 bps), 10/1/25	1,302,925
	Total Banking	$3,957,893
	Beverage, Food & Tobacco - 2.3%
2,351,029	Albertson's LLC, 2019 Term B-8 Loan, 4.395% (LIBOR + 275 bps), 8/17/26	$2,358,797
471,094	Albertson's LLC, 2019-1 Term B-7 Loan, 4.395% (LIBOR + 275 bps), 11/17/25	471,977
598,500	B&G Foods, Inc., Tranche B-4 Term Loan, 4.145% (LIBOR + 250 bps), 10/10/26	601,118
3,770,505	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 5.145% (LIBOR + 350 bps), 10/10/23	3,774,434
2,100,000(b)	Froneri International Plc, Term Loan, 1/29/27	2,107,875
1,543,117	JBS USA Lux SA (fka JBS USA LLC) New Term Loan, 3.645% (LIBOR + 200 bps), 5/1/26	1,553,371
498,750	US Foods, Inc. (aka US Foodservice, Inc.), Incremental B-2019 Term Loan, 3.645% (LIBOR + 200 bps), 9/13/26	501,672
	Total Beverage, Food & Tobacco	$11,369,244
	Broadcasting & Entertainment - 2.7%
2,353,404	Charter Communications Operating LLC (aka CCO Safari LLC), Term B-2 Loan, 3.4% (LIBOR + 175 bps), 2/1/27	$2,366,153
1,500,000	Creative Artists Agency LLC, Closing Date Term Loan, 5.395% (LIBOR + 375 bps), 11/27/26	1,513,593
3,081,456	Gray Television, Inc., Term B-2 Loan, 4.031% (LIBOR + 225 bps), 2/7/24	3,094,296
528,021	Gray Television, Inc., Term C Loan, 4.281% (LIBOR + 250 bps), 1/2/26	531,266
4,624,059	Sinclair Television Group, Inc., Tranche B Term Loan, 3.9% (LIBOR + 225 bps), 1/3/24	4,645,214
822,938	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 4.18% (LIBOR + 250 bps), 9/30/26	827,052
	Total Broadcasting & Entertainment	$12,977,574
	Building Materials - 1.3%
1,665,860	Circor International, Inc., Initial Term Loan, 5.184% (LIBOR + 350 bps), 12/11/24	$1,671,587
2,061,358	Summit Materials LLC, New Term Loan, 3.645% (LIBOR + 200 bps), 11/21/24	2,072,953
2,242,500	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 5.645% (LIBOR + 400 bps), 5/1/24	2,248,106
	Total Building Materials	$5,992,646
	Buildings & Real Estate - 3.5%
2,693,798	Beacon Roofing Supply, Inc., Initial Term Loan, 3.895% (LIBOR + 225 bps), 1/2/25	$2,699,972
366,591	Builders FirstSource, Inc., Refinancing Term Loan, 4.645% (LIBOR + 300 bps), 2/29/24	368,948
2,360,125	Cushman & Wakefield US Borrower LLC, Replacement Term Loan, 4.4% (LIBOR + 275 bps), 8/21/25	2,374,581
1,299,718	Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 4.395% (LIBOR + 275 bps), 6/27/24	1,297,281
3,034,294	Southwire Co. LLC (fka Southwire Co.), Initial Term Loan, 3.395% (LIBOR + 175 bps), 5/19/25	3,039,510
807,313	Uniti Group, Inc., Shortfall Term Loan, 6.645% (LIBOR + 500 bps), 10/24/22	803,277
2,931,818	VICI Properties 1 LLC, Term B Loan, 3.409% (LIBOR + 175 bps), 12/20/24	2,950,142
2,971,790	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.645% (LIBOR + 500 bps), 9/29/23	2,839,299
	Total Buildings & Real Estate	$16,373,010
Principal Amount USD ($)		Value
	Chemicals, Plastics & Rubber - 4.4%
2,068,542	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 3.695% (LIBOR + 175 bps), 6/1/24	$2,070,913
1,746,797	Berry Global, Inc. (fka Berry Plastics Corp.), Term W Loan, 3.677% (LIBOR + 200 bps), 10/1/22	1,759,353
486,056	Berry Global, Inc. (fka Berry Plastics Corp.), Term X Loan, 3.677% (LIBOR + 200 bps), 1/19/24	489,215
2,443,750	Core & Main LP, Initial Term Loan, 4.572% (LIBOR + 275 bps), 8/1/24	2,448,821
1,183,915	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 3.645% (LIBOR + 200 bps), 1/31/26	1,191,314
1,529,094	Omnova Solutions, Inc., Term B-2 Loan, 4.895% (LIBOR + 325 bps), 8/25/23	1,531,961
1,000,845	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 3.945% (LIBOR + 200 bps), 7/25/24	1,002,722
804,416	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.277% (LIBOR + 250 bps), 2/8/25	807,851
2,275,429	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.395% (LIBOR + 275 bps), 2/5/23	2,283,429
249,375	Tank Holding Corp., 2020 Refinancing First Lien Term Loan, 5.155% (LIBOR + 350 bps), 3/26/26	250,466
1,336,312	Tata Chemicals North America, Term Loan, 4.438% (LIBOR + 275 bps), 8/7/20	1,336,312
2,108,040	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 4.519% (LIBOR + 275 bps), 9/23/24	2,111,113
2,443,969	Twist Beauty International Holdings SA, Facility B2, 4.907% (LIBOR + 300 bps), 4/22/24	2,430,221
884,831	Univar USA, Inc., Term B-3 Loan, 3.895% (LIBOR + 225 bps), 7/1/24	889,808
	Total Chemicals, Plastics & Rubber	$20,603,499
	Computers & Electronics - 3.4%
2,383,765	Applied Systems, Inc., First Lien Closing Date Term Loan, 5.195% (LIBOR + 325 bps), 9/19/24	$2,395,472
910,000	Celestica, Inc., Incremental Term B–2 Loan, 4.161% (LIBOR + 250 bps), 6/27/25	913,129
985,000	Celestica, Inc., Term B Loan, 3.786% (LIBOR + 213 bps), 6/27/25	975,766
1,000,000(b)	Cobham Plc, USD Term Loan B 12/30/99	1,002,500
2,000,000(b)	Edgewell Personal Care Co., Term B Loan, 9/18/26	2,015,000
597,840	Energizer Holdings, Inc., Term B Loan, 4.063% (LIBOR + 225 bps), 12/17/25	600,363
1,142,442	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.195% (LIBOR + 425 bps), 6/26/25	1,072,468
2,063,250	Iron Mountain Information Management LLC, Incremental Term B Loan, 3.395% (LIBOR + 175 bps), 1/2/26	2,061,531
1,408,484	Microchip Technology, Inc., Initial Term Loan, 3.65% (LIBOR + 200 bps), 5/29/25	1,415,879
1,234,446	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 3.645% (LIBOR + 200 bps), 9/19/26	1,243,101
800,000(b)	Pitney Bowes, Inc., Term Loan B, 1/17/25	796,660
1,650,000	Ultra Clean Holdings, Inc., Term Loan B, 6.145% (LIBOR + 450 bps), 8/27/25	1,655,156
	Total Computers & Electronics	$16,147,025
	Construction & Building - 0.4%
1,635,746	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.145% (LIBOR + 250 bps), 2/1/27	$1,641,113
	Total Construction & Building	$1,641,113
	Consumer Nondurables - 0.3%
1,500,000	Sunshine Luxembourg VII S.a.r.l, Facility B1, 6.195% (LIBOR + 425 bps), 10/1/26	$1,507,688
	Total Consumer Nondurables	$1,507,688
	Consumer Services - 0.8%
3,916,485	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 5.013% (LIBOR + 325 bps), 9/23/26	$3,929,813
	Total Consumer Services	$3,929,813
	Containers, Packaging & Glass - 0.6%
3,095,417	Plastipak Holdings, Inc., Tranche B Term Loan, 4.15% (LIBOR + 250 bps), 10/14/24	$3,096,382
	Total Containers, Packaging & Glass	$3,096,382
	Diversified & Conglomerate Manufacturing - 0.9%
471,607	Delos Finance S.a.r.l., New Term Loan, 3.695% (LIBOR + 175 bps), 10/6/23	$473,755
1,895,713	Garda World Security Corp., Initial Term Loan, 6.66% (LIBOR + 475 bps), 10/30/26	1,913,011
1,887,584	Pelican Products, Inc., First Lien Term Loan, 5.17% (LIBOR + 350 bps), 5/1/25	1,802,643
	Total Diversified & Conglomerate Manufacturing	$4,189,409
	Diversified & Conglomerate Service - 8.5%
1,956,344	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.895% (LIBOR + 325 bps), 8/30/24	$1,949,618
564,333	Alion Science and Technology Corp., First Lien Term Loan, 6.145% (LIBOR + 450 bps), 8/19/21	565,391
119,416	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-3 Loan, 3.395% (LIBOR + 175 bps), 4/2/25	120,411
781,395	Avis Budget Car Rental LLC, Tranche B Term Loan, 3.65% (LIBOR + 200 bps), 2/13/25	783,831
1,655,540	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 4.984% (LIBOR + 325 bps), 3/3/25	1,661,748
2,154,825	CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.145% (LIBOR + 450 bps), 8/16/23	2,158,876
2,501,914	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.145% (LIBOR + 250 bps), 3/1/24	2,507,125
1,524,540	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 4.645% (LIBOR + 300 bps), 2/3/25	1,515,964
2,289,856	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.527% (LIBOR + 475 bps), 9/29/23	2,158,189
1,382,500	DynCorp International, Inc., Term Loan, 7.67% (LIBOR + 600 bps), 8/18/25	1,368,675
1,944,935	Filtration Group Corp., Initial Dollar Term Loan, 4.645% (LIBOR + 300 bps), 3/29/25	1,955,471
572,398	Gates Global LLC, Initial B-2 Dollar Term Loan, 4.395% (LIBOR + 275 bps), 4/1/24	571,563
2,467,347	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 5.211% (LIBOR + 325 bps), 6/28/24	2,467,347
1,477,500	Iqvia, Inc. (Quintiles IMS), Term B-3 Dollar Loan, 3.695% (LIBOR + 175 bps), 6/11/25	1,489,505
1,831,308	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I) (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.145% (LIBOR + 250 bps), 8/18/22	1,833,760
987,437	Mitchell International, Inc., First Lien Initial Term Loan, 4.895% (LIBOR + 325 bps), 11/29/24	979,291
Principal Amount USD ($)		Value
	Diversified & Conglomerate Service - (continued)
3,227,450	NVA Holdings, Inc., First Lien Term B3 Loan, 6.5% (PRIME + 175 bps), 2/2/25	$3,230,729
1,726,471	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 3.434% (LIBOR + 175 bps), 11/18/26	1,737,082
1,970,000	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 4.395% (LIBOR + 275 bps), 6/27/25	1,978,619
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 8.395% (LIBOR + 675 bps), 6/26/26	500,625
2,917,500	Team Health Holdings, Inc., Initial Term Loan, 4.395% (LIBOR + 275 bps), 2/6/24	2,335,823
1,268,250	Tempo Acquisition LLC, Initial Term Loan, 4.395% (LIBOR + 275 bps), 5/1/24	1,274,789
1,354,513	Trico Group LLC, First Lien Tranche B-2 Term Loan, 8.945% (LIBOR + 700 bps), 2/2/24	1,362,979
716,588	West Corp., Incremental Term B-1 Loan, 5.145% (LIBOR + 350 bps), 10/10/24	609,995
2,586,223	West Corp., Initial Term B Loan, 5.645% (LIBOR + 400 bps), 10/10/24	2,213,991
1,380,909	WEX, Inc., Term B-3 Loan, 3.895% (LIBOR + 225 bps), 5/15/26	1,391,783
	Total Diversified & Conglomerate Service	$40,723,180
	Electric & Electrical - 0.9%
2,455,730	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 3.65% (LIBOR + 200 bps), 9/19/25	$2,470,312
2,157,979	Rackspace Hosting, Inc., First Lien Term B Loan, 4.902% (LIBOR + 300 bps), 11/3/23	2,082,450
	Total Electric & Electrical	$4,552,762
	Electronics - 3.0%
654,291	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.195% (LIBOR + 225 bps), 9/29/23	$656,744
1,551,749	Cabot Microelectronics Corp., Term B-1 Loan, 3.688% (LIBOR + 200 bps), 11/17/25	1,565,327
498,744	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), Initial Dollar Term Loan, 5.945% (LIBOR + 400 bps), 3/6/26	504,432
1,643,403	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.145% (LIBOR + 450 bps), 10/20/22	1,495,497
270,000(b)	Presidio LLC (fka Presidio, Inc.) Term Loan B, 1/22/27	271,800
5,093,949	Scientific Games International, Inc., Initial Term B-5 Loan, 4.395% (LIBOR + 275 bps), 8/14/24	5,099,257
1,593,188	Verint System, Inc., Refinancing Term Loan, 3.843% (LIBOR + 200 bps), 6/28/24	1,605,137
2,670,103	Western Digital Corp., US Term B-4 Loan, 3.395% (LIBOR + 175 bps), 4/29/23	2,672,305
	Total Electronics	$13,870,499
	Entertainment & Leisure - 0.2%
883,838	Motion Acquisition, Ltd., Facility B1, 5.151% (LIBOR + 325 bps), 11/12/26	$892,014
116,162(b)	Motion Acquisition, Ltd., Facility B2, 11/12/26	117,468
	Total Entertainment & Leisure	$1,009,482
	Environmental Services - 0.9%
3,560,495	GFL Environmental, Inc., Effective Date Incremental Term Loan, 4.645% (LIBOR + 300 bps), 5/30/25	$3,561,831
945,000(b)	Terra Bidco B.C., Ltd., Term Loan, 11/25/26	949,725
	Total Environmental Services	$4,511,556
	Financial Services - 1.6%
2,494,816	Baring Private Equity Asia VI Holdings, Ltd., First Lien Initial Dollar Term Loan, 4.645% (LIBOR + 300 bps), 10/26/22	$2,487,805
1,871,500	Blackhawk Network Holdings, Inc., First Lien Term Loan, 4.645% (LIBOR + 300 bps), 6/15/25	1,876,647
1,087,051	Everi Payments, Inc., Term B Loan, 4.395% (LIBOR + 275 bps), 5/9/24	1,092,989
500,000(b)	Hudson River Trading LLC, Term Loan B, 1/29/27	501,250
1,567,626	RPI Finance Trust, Initial Term Loan B-6, 3.645% (LIBOR + 200 bps), 3/27/23	1,572,525
494,032	Trans Union LLC, 2019 Replacement Term B-5 Loan, 3.395% (LIBOR + 175 bps), 11/16/26	496,379
	Total Financial Services	$8,027,595
	Forest Products - 0.7%
1,710,591	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.295% (LIBOR + 350 bps), 11/20/23	$1,693,485
1,470,000(b)	Reynolds Consumer Products, Inc., Term Loan, 1/29/27	1,477,875
	Total Forest Products	$3,171,360
	Grocery - 0.2%
792,116	Diplomat Pharmacy, Inc., Initial Term B Loan, 6.41% (LIBOR + 450 bps), 12/20/24	$781,555
	Total Grocery	$781,555
	Healthcare & Pharmaceuticals - 4.1%
1,121,791	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.145% (LIBOR + 250 bps), 2/16/23	$1,127,499
1,354,763	Agiliti Health, Inc., Initial Term Loan, 4.813% (LIBOR + 300 bps), 1/4/26	1,354,762
1,845,483	Alkermes, Inc., 2023 Term Loan, 3.92% (LIBOR + 225 bps), 3/27/23	1,844,330
2,468,188	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.145% (LIBOR + 350 bps), 9/26/24	2,362,776
997,500	Curium BidCo S.a.r.l., Facility B (USD), 5.945% (LIBOR + 400 bps), 7/9/26	1,003,099
1,763,419	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.938% (LIBOR + 425 bps), 4/29/24	1,709,194
974,748	Explorer Holdings, Inc., Initial Term Loan, 5.599% (LIBOR + 375 bps), 5/2/23	986,932
694,501	Grifols Worldwide Operations, Ltd., Dollar Tranche B Term Loan, 3.561% (LIBOR + 200 bps), 11/15/27	699,028
929,770	Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing Term Loan, 4.0% (LIBOR + 225 bps), 5/22/26	937,905
1,728,125	Kindred Healthcare LLC, Closing Date Term Loan, 6.688% (LIBOR + 500 bps), 7/2/25	1,743,255
1,430,654	NMN Holdings III Corp., First Lien Closing Date Term Loan, 5.395% (LIBOR + 375 bps), 11/13/25	1,416,347
433,774	Prestige Brands, Inc., Term B-4 Loan, 3.645% (LIBOR + 200 bps), 1/26/24	437,260
2,435,000	Sotera Health Holdings LLC, First Lien Initial Term Loan, 6.145% (LIBOR + 450 bps), 12/11/26	2,447,175
1,500,000	Upstream Newco, Inc., First Lien Initial Term Loan, 6.145% (LIBOR + 450 bps), 11/20/26	1,507,500
	Total Healthcare & Pharmaceuticals	$19,577,062
Principal Amount USD ($)		Value
	Healthcare, Education & Childcare - 4.3%
855,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.145% (LIBOR + 450 bps), 10/24/23	$825,075
500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 11.645% (LIBOR + 1,000 bps), 4/24/24	452,500
2,762,614	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.145% (LIBOR + 350 bps), 5/10/23	2,742,756
850,000	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 4.42% (LIBOR + 275 bps), 11/27/25	854,174
1,392,756	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 4.67% (LIBOR + 300 bps), 6/2/25	1,400,591
750,000	FC Compassus LLC, Initial Term Loan, 6.645% (LIBOR + 500 bps), 12/31/26	751,875
1,827,417	Gentiva Health Services, Inc., First Lien Term B Loan, 4.938% (LIBOR + 325 bps), 7/2/25	1,836,555
1,739,251	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.695% (LIBOR + 375 bps), 2/21/25	1,749,578
1,670,925	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 4.659% (LIBOR + 275 bps), 6/10/22	1,676,320
978,195	Quorum Health Corp., Term Loan, 8.527% (LIBOR + 675 bps), 4/29/22	979,723
1,708,793	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 8.25% (PRIME + 350 bps), 11/16/25	1,720,275
3,697,808	Select Medical Corp., Tranche B Term Loan, 4.58% (LIBOR + 250 bps), 3/6/25	3,722,428
1,496,250	U.S. Renal Care, Inc., Initial Term Loan, 6.645% (LIBOR + 500 bps), 6/26/26	1,488,235
331,486	Universal Health Services, Inc., Incremental Tranche B Facility, 3.395% (LIBOR + 175 bps), 10/31/25	334,525
	Total Healthcare, Education & Childcare	$20,534,610
	Hotel, Gaming & Leisure - 3.2%
2,833,918	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 3.395% (LIBOR + 175 bps), 11/19/26	$2,837,903
1,696,338	Boyd Gaming Corp., Refinancing Term B Loan, 3.811% (LIBOR + 225 bps), 9/15/23	1,704,360
450,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.145% (LIBOR + 250 bps), 10/19/20	450,000
869,636	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 3.411% (LIBOR + 175 bps), 6/22/26	877,313
1,191,000	Marriott Ownership Resorts, Inc. 2019 Refinancing Term Loan, 3.395% (LIBOR + 175 bps), 8/29/25	1,192,459
1,928,729	MGM Growth Properties Operating Partnership LP, Term B Loan, 3.566% (LIBOR + 200 bps), 3/21/25	1,938,523
2,475,000	Penn National Gaming, Inc., Term B-1 Facility Loan, 3.895% (LIBOR + 225 bps), 10/15/25	2,488,781
1,718,252	Stars Group Holdings BV, USD Term Loan, 5.445% (LIBOR + 350 bps), 7/10/25	1,731,592
1,923,874	Station Casinos LLC, Term B Facility Loan, 4.15% (LIBOR + 250 bps), 6/8/23	1,931,525
	Total Hotel, Gaming & Leisure	$15,152,456
	Insurance - 2.7%
2,006,213	Alliant Holdings Intermediate LLC, Initial Term Loan, 4.645% (LIBOR + 300 bps), 5/9/25	$2,005,460
2,845,417	Asurion LLC (fka Asurion Corp.), New Term Loan B7, 4.645% (LIBOR + 300 bps), 11/3/24	2,853,953
567,692	Asurion LLC (fka Asurion Corp.), Replacement B-6 Term Loan, 4.645% (LIBOR + 300 bps), 11/3/23	570,176
2,226,638	Confie Seguros Holding II Co., Term B Loan, 6.659% (LIBOR + 475 bps), 4/19/22	2,190,455
1,401,039	Integro Parent, Inc., First Lien Initial Term Loan, 7.4% (LIBOR + 575 bps), 10/31/22	1,387,029
841,615	MPH Acquisition Holdings LLC, Initial Term Loan, 4.695% (LIBOR + 275 bps), 6/7/23	830,744
995,000	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan, 5.645% (LIBOR + 400 bps), 9/3/26	1,003,551
1,857,250	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 4.945% (LIBOR + 300 bps), 5/16/24	1,852,897
	Total Insurance	$12,694,265
	Leasing - 1.4%
1,883,673	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 3.408% (LIBOR + 175 bps), 1/15/25	$1,894,852
2,492,331	Fly Funding II S.a.r.l., Replacement Loan, 3.65% (LIBOR + 175 bps), 8/9/25	2,501,159
974,160	Hertz Corp., Tranche Term B-1 Loan, 4.395% (LIBOR + 275 bps), 6/30/23	981,264
1,527,788	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 5.649% (LIBOR + 375 bps), 9/11/23	1,529,697
	Total Leasing	$6,906,972
	Leisure & Entertainment - 1.5%
1,748,375	24 Hour Fitness Worldwide, Inc., Term Loan, 5.145% (LIBOR + 350 bps), 5/30/25	$1,368,978
1,932,634	CityCenter Holdings LLC, Term B Loan, 3.895% (LIBOR + 225 bps), 4/18/24	1,938,665
1,487,659	Fitness International LLC, Term B Loan, 4.895% (LIBOR + 325 bps), 4/18/25	1,489,332
931,711	MCC Iowa LLC, Tranche M Term Loan, 3.57% (LIBOR + 200 bps), 1/15/25	937,825
1,410,658	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.4% (LIBOR + 175 bps), 4/17/26	1,416,385
	Total Leisure & Entertainment	$7,151,185
	Machinery - 3.1%
601,946	Advanced Drainage Systems, Inc., Initial Term Loan, 4.063% (LIBOR + 225 bps), 7/31/26	$607,213
1,989,075	Blount International, Inc., New Refinancing Term Loan, 5.395% (LIBOR + 375 bps), 4/12/23	2,006,221
1,321,352	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced 2019 Term Loan, 3.695% (LIBOR + 175 bps), 5/18/24	1,324,036
1,702,857	CTC AcquiCo GmbH, Facility B2, 4.664% (LIBOR + 275 bps), 3/7/25	1,685,828
1,713,700	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.395% (LIBOR + 275 bps), 7/30/24	1,722,625
2,250,000	MHI Holdings LLC, Initial Term Loan, 6.645% (LIBOR + 500 bps), 9/21/26	2,254,219
690,408	NN, Inc., Tranche B Term Loan, 6.895% (LIBOR + 525 bps), 10/19/22	678,326
2,009,975	Shape Technologies Group, Inc., Initial Term Loan, 4.806% (LIBOR + 300 bps), 4/21/25	1,839,127
351,450	Terex Corp., Incremental US Term Loan, 3.645% (LIBOR + 200 bps), 1/31/24	352,768
Principal Amount USD ($)		Value
	Machinery - (continued)
1,946,741	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.145% (LIBOR + 250 bps), 10/23/25	$1,955,235
	Total Machinery	$14,425,598
	Manufacturing - 0.3%
1,244,277	Aristocrat Leisure, Ltd., Term B-3 Loan, 3.577% (LIBOR + 175 bps), 10/19/24	$1,249,225
	Total Manufacturing	$1,249,225
	Media - 2.3%
3,720,120	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.926% (LIBOR + 225 bps), 7/17/25	$3,736,381
2,602,616	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 3.926% (LIBOR + 225 bps), 1/15/26	2,617,581
345,625	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, 4.176% (LIBOR + 250 bps), 4/15/27	347,785
1,995,000	Diamond Sports Group LLC, Term Loan, 4.91% (LIBOR + 325 bps), 8/24/26	1,992,506
1,359,870	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 4.724% (LIBOR + 300 bps/PRIME + 200 bps), 11/2/22	1,364,969
1,015,000	Ziggo Financing Partnership, Term Loan I Facility, 4.133% (LIBOR + 250 bps), 4/30/28	1,016,798
	Total Media	$11,076,020
	Metals & Mining - 2.6%
985,000	Aleris International, Inc., Initial Term Loan, 6.395% (LIBOR + 475 bps), 2/27/23	$987,155
2,097,894	Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.7% (LIBOR + 275 bps), 12/22/23	2,110,020
1,764,412	Big River Steel LLC, Closing Date Term Loan, 6.945% (LIBOR + 500 bps), 8/23/23	1,776,543
2,238,055	BWay Holding Co., Initial Term Loan, 5.084% (LIBOR + 325 bps), 4/3/24	2,224,766
1,350,000	Oxbow Calcining LLC, First Lien Tranche B Term Loan, 5.395% (LIBOR + 375 bps), 1/4/23	1,353,375
2,226,272	Phoenix Services International LLC, Term Loan B, 5.408% (LIBOR + 375 bps), 3/1/25	2,150,207
1,821,012	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.475% (LIBOR + 275 bps), 8/14/24	1,811,907
	Total Metals & Mining	$12,413,973
	Oil & Gas - 2.8%
1,393,000	BCP Raptor II LLC, Initial Term Loan, 6.395% (LIBOR + 475 bps), 11/3/25	$1,269,952
1,980,000	Centurion Pipeline Co. LLC, Initial Term Loan, 4.895% (LIBOR + 325 bps), 9/29/25	1,986,188
2,652,815	Delek US Holdings, Inc., Initial Term Loan, 3.895% (LIBOR + 225 bps), 3/31/25	2,642,867
931,754	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.395% (LIBOR + 675 bps), 10/29/25	661,546
1,051,393	Gulf Finance LLC, Tranche B Term Loan, 7.1% (LIBOR + 525 bps), 8/25/23	829,725
1,357,813	NorthRiver Midstream Finance LP, Initial Term B Loan, 5.159% (LIBOR + 325 bps), 10/1/25	1,356,398
934,218	St. Joseph Energy Center LLC, Term B Advance, 5.15% (LIBOR + 350 bps), 4/10/25	926,043
440,533	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.645% (LIBOR + 600 bps), 5/13/22	413,826
3,900,625	Traverse Midstream Partners LLC, Advance Term Loan, 5.65% (LIBOR + 400 bps), 9/27/24	3,466,680
	Total Oil & Gas	$13,553,225
	Personal, Food & Miscellaneous Services - 1.5%
1,500,000	Aramark Intermediate HoldCo Corp., US Term B-4 Loan, 3.47% (LIBOR + 175 bps), 1/15/27	$1,507,175
2,750,000	Option Care Health, Inc., Term B Loan, 6.145% (LIBOR + 450 bps), 8/6/26	2,767,188
2,893,311	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.159% (LIBOR + 425 bps), 6/30/24	2,886,981
	Total Personal, Food & Miscellaneous Services	$7,161,344
	Printing & Publishing - 1.0%
1,614,563	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 4.161% (LIBOR + 250 bps), 11/8/24	$1,617,880
3,149,888	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.66% (LIBOR + 300 bps), 9/28/23	3,143,982
	Total Printing & Publishing	$4,761,862
	Professional & Business Services - 1.9%
1,000,000	APi Group DE, Inc., Initial Term Loan, 4.145% (LIBOR + 250 bps), 10/1/26	$1,006,667
997,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 5.145% (LIBOR + 350 bps), 8/21/26	1,003,318
375,000(b)	First Advantage Corp., Term Loan B, 1/22/27	378,281
1,000,000	LPL Holdings, Inc., Tranche B-1 Term Loan, 3.411% (LIBOR + 175 bps), 11/12/26	1,005,417
1,268,548	Pre-Paid Legal Services, Inc. (aka Legal/shield), First Lien Initial Term Loan, 4.895% (LIBOR + 325 bps), 5/1/25	1,277,269
1,970,000	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 5.895% (LIBOR + 425 bps), 6/15/25	1,984,160
2,567,500	Verscend Holding Corp., Term B Loan, 6.145% (LIBOR + 450 bps), 8/27/25	2,586,985
	Total Professional & Business Services	$9,242,097
	Retail - 3.4%
1,710,625	Bass Pro Group LLC, Initial Term Loan, 6.645% (LIBOR + 500 bps), 9/25/24	$1,709,200
2,186,710	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.4% (LIBOR + 175 bps), 10/13/26	2,200,836
1,875,000(b)	Dealer Tire LLC, Term Loan B1, 12/12/25	1,884,375
1,902,642	Global Appliance, Inc. (aka SharkNinja Operating LLC), Tranche B Term Loan, 5.65% (LIBOR + 400 bps), 9/29/24	1,903,831
1,185,000	HD Supply, Inc., Term B-5 Loan, 3.395% (LIBOR + 175 bps), 10/17/23	1,193,695
1,160,088	KFC Holdings Co. (aka Yum! Brands), 2018 Term Loan B, 3.408% (LIBOR + 175 bps), 4/3/25	1,166,610
1,117,385	Men's Wearhouse, Inc., Tranche B-2 Term Loan, 5.031% (LIBOR + 325 bps), 4/9/25	924,636
1,648,287	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.153% (LIBOR + 250 bps), 1/30/23	1,598,250
1,818,852	PetSmart, Inc., Amended Term Loan, 5.67% (LIBOR + 400 bps), 3/11/22	1,817,270
Principal Amount USD ($)		Value
	Retail - (continued)
990,000	Resideo Funding, Inc., Tranche B Term Loan, 4.2% (LIBOR + 225 bps), 10/24/25	$989,587
696,500	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.281% (LIBOR + 450 bps), 9/12/24	686,923
	Total Retail	$16,075,213
	Retailing - 0.2%
977,513(b)	IRB Holding Corp., (aka Arby's/Buffalo Wild Wings) 2020 Replacement Term B Loan 12/30/99	$980,876
	Total Retailing	$980,876
	Securities & Trusts - 0.8%
200,000	LCPR Loan Financing LLC, Initial Term Loan, 6.676% (LIBOR + 500 bps), 10/15/26	$203,000
2,650,000(b)	Pug LLC, Term Loan (USD) 12/30/99	2,648,344
978,750	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 6.336% (LIBOR + 450 bps), 10/19/26	966,516
	Total Securities & Trusts	$3,817,860
	Telecommunications - 3.5%
3,050,000(b)	CenturyLink, Inc., Term B Loan, 3/15/27	$3,050,000
2,277,000	Ciena Corp., Refinancing Term Loan, 3.41% (LIBOR + 175 bps), 9/26/25	2,288,385
1,467,372	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 3.395% (LIBOR + 175 bps), 2/15/24	1,471,840
2,473,981	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 3.395% (LIBOR + 175 bps), 3/1/27	2,475,527
4,863,753	Sprint Communications, Inc., Initial Term Loan, 4.188% (LIBOR + 250 bps), 2/2/24	4,804,473
1,045,876	Virgin Media Bristol LLC, Facility N, 4.176% (LIBOR + 250 bps), 1/31/28	1,048,164
731,311	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 9.75% (PRIME + 500 bps), 3/29/21	717,066
948,360	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 9.0% (PRIME + 425 bps), 2/17/24	904,499
	Total Telecommunications	$16,759,954
	Transportation - 0.9%
1,485,000	Envision Healthcare Corp., Initial Term Loan, 5.395% (LIBOR + 375 bps), 10/10/25	$1,256,415
1,500,000	Genesee & Wyoming, Inc., Initial Term Loan, 3.961% (LIBOR + 200 bps), 12/30/26	1,513,907
260,000(b)	Rockwood Service Corp., Term Loan B, 12/20/26	262,925
530,918	Syncreon Group BV, Second Out Term Loan, 7.645% (LIBOR + 600 bps), 4/1/25	464,553
798,000	Travelport Finance (Luxembourg) S.à.r.l., Initial Term Loan, 6.945% (LIBOR + 500 bps), 5/29/26	728,175
	Total Transportation	$4,225,975
	Utilities - 2.0%
1,783,594	APLP Holdings, Ltd. Partnership, Term Loan, 4.395% (LIBOR + 275 bps), 4/13/23	$1,791,023
1,715,000	Calpine Construction Finance Co., LP, Term B Loan, 3.645% (LIBOR + 200 bps), 1/15/25	1,720,538
1,813,354	Compass Power Generation LLC, Tranche B-1 Term Loan, 5.145% (LIBOR + 350 bps), 12/20/24	1,807,970
2,578,265	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.395% (LIBOR + 375 bps), 10/2/25	2,573,753
497,487	Edgewater Generation LLC, Term Loan, 5.395% (LIBOR + 375 bps), 12/13/25	489,818
940,071	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 3.4% (LIBOR + 175 bps), 12/31/25	946,828
	Total Utilities	$9,329,930
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $421,656,942)	$419,847,780
Shares		Value
	COMMON STOCKS - 0.1% of Net Assets
	Specialty Retail - 0.0%†
54,675^(c)	Targus Cayman SubCo., Ltd.	$65,063
	Total Specialty Retail	$65,063
	Transportation Infrastructure - 0.1%
20,199(c)	Syncreon Group BV	$252,488
	Total Transportation Infrastructure	$252,488
	TOTAL COMMON STOCKS
	(Cost $421,771)	$317,551
	PREFERRED STOCK - 0.1% of Net Assets
	Consumer Finance - 0.1%
10,902(d)	GMAC Capital Trust I, 7.695% (3 Month USD LIBOR + 579 bps), 2/15/40	$290,538
	Total Consumer Finance	$290,538
	TOTAL PREFERRED STOCK
	(Cost $286,178)	$290,538
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 0.3% of Net Assets
667,567(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.215% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	$668,029
875,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 5.781% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	839,614
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,546,906)	$1,507,643
	COLLATERALIZED MORTGAGE OBLIGATION - 0.1% of Net Assets
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 5.676% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	$622,644
	TOTAL COLLATERALIZED MORTGAGE OBLIGATION
	(Cost $625,000)	$622,644
Principal Amount USD ($)		Value
	CORPORATE BONDS - 3.0% of Net Assets
	Advertising - 0.1%
340,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$307,700
	Total Advertising	$307,700
	Beverages - 0.1%
359,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	$377,189
	Total Beverages	$377,189
	Chemicals - 0.1%
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$372,240
	Total Chemicals	$372,240
	Commercial Services - 0.6%
2,740,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	$2,712,189
	Total Commercial Services	$2,712,189
	Distribution & Wholesale - 0.2%
855,000	Wolverine Escrow LLC, 8.5%, 11/15/24 (144A)	$879,222
	Total Distribution & Wholesale	$879,222
	Diversified Finance Services - 0.3%
1,000,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,032,500
385,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	427,523
	Total Diversified Finance Services	$1,460,023
	Food - 0.2%
775,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$795,522
550,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	594,000
	Total Food	$1,389,522
	Healthcare-Services - 0.1%
600,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$612,000
	Total Healthcare-Services	$612,000
	Miscellaneous Manufacturers - 0.2%
794,000	EnPro Industries, Inc., 5.75%, 10/15/26	$837,670
	Total Miscellaneous Manufacturers	$837,670
	Oil & Gas - 0.3%
485,000	Gulfport Energy Corp., 6.625%, 5/1/23	$329,800
947,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	909,120
	Total Oil & Gas	$1,238,920
	Oil & Gas Services - 0.3%
1,000,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$1,001,250
1,000,000	FTS International, Inc., 6.25%, 5/1/22	555,000
	Total Oil & Gas Services	$1,556,250
	Packaging & Containers - 0.2%
1,150,000(a)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.331% (3 Month USD LIBOR + 350 bps), 7/15/21 (144A)	$1,150,012
	Total Packaging & Containers	$1,150,012
	Transportation - 0.3%
1,400,000(a)	Golar LNG Partners LP, 8.16% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	$1,379,050
	Total Transportation	$1,379,050
	TOTAL CORPORATE BONDS
	(Cost $14,763,215)	$14,271,987
	INSURANCE-LINKED SECURITIES - 1.1% of Net Assets(e)
	Event Linked Bonds - 0.1%
	Multiperil - U.S. - 0.1%
300,000+(a)	Panthera Re 2018-1, 5.046% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	$300,510
	Total Event Linked Bonds	$300,510
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.1%
	Multiperil - Worldwide - 0.1%
368,836+(c)(f)	Kilarney Re 2018, 4/15/20	$186,189
12,000+(f)	Limestone Re 2016-1, 8/31/21	9,673
300,000+(c)(f)	Resilience Re, 4/6/20	30
		$195,892
	Windstorm - Florida - 0.0%†
102,242+(c)(f)	Formby Re 2018, 3/31/20	$838
300,000+(c)(f)	Formby Re 2018, 2/28/21	95,059
		$95,897
	Total Collateralized Reinsurance	$291,789
	Reinsurance Sidecars - 0.9%
	Multiperil - U.S. - 0.1%
600,000+(c)(f)	Carnoustie Re 2016, 11/30/20	$16,200
600,000+(c)(f)	Carnoustie Re 2017, 11/30/21	81,510
400,000+(c)(g)	Harambee Re 2018, 12/31/21	26,000
400,000+(c)(g)	Harambee Re 2019, 12/31/22	444,200
		$567,910
	Multiperil - Worldwide - 0.8%
400,000+(c)(f)	Alturas Re 2019-2, 3/10/22	$437,480
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
250,000+(c)(f)	Bantry Re 2016, 3/31/20	$20,150
1,635,886+(c)(f)	Berwick Re 2018-1, 12/31/21	199,087
739,764+(c)(f)	Berwick Re 2019-1, 12/31/22	770,401
30,000+(f)	Eden Re II, 3/22/22 (144A)	39,390
5,700+(c)(f)	Eden Re II, 3/22/23 (144A)	18,639
500,000+(c)(f)	Eden Re II, 3/22/24 (144A)	505,000
350,000+(f)	Gleneagles Re 2016, 11/30/20	10,920
12,000+(f)	Limestone Re 2018, 3/1/22	26,311
700,000+(c)(g)	Lorenz Re 2018, 7/1/21	71,050
400,000+(c)(f)	Merion Re 2018-2, 12/31/21	411,280
600,000+(f)	Pangaea Re 2016-1, 11/30/20	1,332
600,000+(c)(f)	Pangaea Re 2017-1, 11/30/21	9,660
600,000+(c)(f)	Pangaea Re 2018-1, 12/31/21	35,280
600,000+(c)(f)	Pangaea Re 2018-3, 7/1/22	12,446
491,548+(c)(f)	Pangaea Re 2019-1, 2/1/23	10,243
441,188+(c)(f)	Pangaea Re 2019-3, 7/1/23	429,144
486,388+(c)(f)	Pangaea Re 2020-1, 2/1/24	489,783
150,000+(c)(f)	Sector Re V, 12/1/23 (144A)	103,078
100,000+(f)	Sector Re V, 12/1/24 (144A)	101,986
600,000+(c)(f)	St. Andrews Re 2017-1, 2/1/20	40,680
695,194+(c)(f)	St. Andrews Re 2017-4, 6/1/20	68,407
253,645+(c)(f)	Woburn Re 2018, 12/31/21	50,780
74,914+(c)(f)	Woburn Re 2019, 12/31/22	77,498
		$3,940,025
	Total Reinsurance Sidecars	$4,507,935
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $5,664,832)	$5,100,234
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8% of Net Assets
10,000,000(h)	U.S. Treasury Bills, 2/18/20	$9,993,927
2,500,000(h)	U.S. Treasury Bills, 2/25/20	2,497,783
4,000,000(h)	U.S. Treasury Bills, 3/3/20	3,995,062
11,000,000(h)	U.S. Treasury Bills, 3/10/20	10,983,348
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $27,467,710)	$27,470,120
Shares		Value
	INVESTMENT COMPANIES - 1.4% of Net Assets
50,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$673,500
50,000	Eaton Vance Floating-Rate Income Trust	699,000
50,000	First Trust Senior Floating Rate Income Fund II	629,500
37,155	Invesco Senior Income Trust	158,652
211,300	Invesco Senior Loan ETF	4,777,493
	TOTAL INVESTMENT COMPANIES
	(Cost $7,138,038)	$6,938,145
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 3.1% of Net Assets
	REPURCHASE AGREEMENTS - 3.1%
5,000,000	$5,000,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.59%, dated 1/31/20 plus accrued interest on 2/3/20 collateralized by $5,100,000 Federal National Mortgage Association, 3.0% - 4.5%, 5/20/32 - 1/20/50.	$5,000,000
5,000,000	$5,000,000 RBC Capital Market LLC, 1.59%, dated 1/31/20 plus accrued interest on 2/3/20 collateralized by the following: $2,850,374 Freddie Mac Giant, 3.0% - 4.0%, 7/1/42 - 10/1/49 $2,250,302 Federal National Mortgage Association, 3.5% - 4.0%, 2/1/48 - 6/1/49.	5,000,000
5,000,000	$5,000,000 ScotiaBank, 1.58%, dated 1/31/20 plus accrued interest on 2/3/20 collateralized by the following: $3,196,558 Federal National Mortgage Association, 3.2% - 4.5%, 6/1/29 - 11/1/47 $1,922,826 U.S. Treasury Notes, 3.4%, 5/15/44.	5,000,000
		$15,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $15,000,000)	$15,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 103.0%
	(Cost $494,570,592)	$491,366,642
	OTHER ASSETS AND LIABILITIES - (3.0)%	$(14,179,361)
	NET ASSETS - 100.0%	$477,187,281

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2020, the value of these securities amounted to $13,226,037, or 2.8% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2020.
(b)	This term loan will settle after January 31, 2020, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2020.
(e)	Securities are restricted as to resale.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Market Value
12,416,600	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	$748,579	$389,061	$1,137,640
5,000,000	Markit CDX North America Investment Grade Series 32	Receive	1.00%	6/20/24	108,568	15,844	124,412
4,672,800	Markit CDX North America High Yield Index Series 33	Receive	5.00%	12/20/24	(18,821)	436,907	418,086
TOTAL SWAP CONTRACTS					$838,326	$841,812	$1,680,138

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receive quarterly

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$–	$419,847,780	$–	$419,847,780
Common Stocks
Specialty Retail	–	–	65,063	65,063
Transportation Infrastructure	–	252,488	–	252,488
Preferred Stock	290,538	–	–	290,538
Asset Backed Securities	–	1,507,643	–	1,507,643
Collateralized Mortgage Obligation	–	622,644	–	622,644
Corporate Bonds	–	14,271,987	–	14,271,987
Insurance-Linked Securities	–	–	–	–
Event Linked Bonds
Multiperil - U.S.	–	–	300,510	300,510
Collateralized Reinsurance
Multiperil - Worldwide	–	–	195,892	195,892
Windstorm - Florida	–	–	95,897	95,897
Reinsurance Sidecars
Multiperil - U.S.	–	–	567,910	567,910
Multiperil - Worldwide	–	–	3,940,025	3,940,025
U.S. Government and Agency Obligations	–	27,470,120	–	27,470,120
Investment Companies	6,938,145	–	–	6,938,145
Repurchase Agreements	–	15,000,000	–	15,000,000
Total Investments in Securities	$7,228,683	$478,972,662	$5,165,297	$491,366,642
Other Financial Instruments
Swap contracts, at value	$–	$1,680,138	$–	$1,680,138
Total Other Financial Instruments	$–	$1,680,138	$–	$1,680,138

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/19	$65,063	$5,478,587	$5,543,650
Realized gain (loss)	--	--	--
Change in unrealized appreciation (depreciation)	7,157	22,646	29,803
Accrued discounts/premiums	--	--	--
Purchases	--	1,086,388	1,086,388
Sales	(7,157)	(1,487,387)	(1,494,544)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	--
Balance as of 1/31/20	$65,063	$5,100,234	$5,165,297

*	Transfers are calculated on the beginning of period value. For the three months ended January 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2020: $29,803.